Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)					September 30, 2022

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES 34.0%
		CORPORATE BONDS 28.8%
		COMMUNICATION SERVICES 0.9%
$1,688,000		Netflix Inc	5.875%	11/15/28	$1,647,522
2,000,000		Comcast Corp	4.250%	01/15/33	1,814,529
1,000,000		Verizon Communications Inc	4.400%	11/01/34	881,865
3,000,000		AT&T Inc	4.500%	05/15/35	2,599,406
					6,943,322
		CONSUMER DISCRETIONARY 3.0%
1,000,000		General Motors Financial Co Inc	3.950%	04/13/24	976,238
250,000		General Motors Co	4.000%	04/01/25	241,628
1,000,000		General Motors Financial Co Inc	4.300%	07/13/25	960,093
1,064,000		Block Financial LLC	5.250%	10/01/25	1,050,256
1,500,000		Ford Motor Co	4.346%	12/08/26	1,378,500
1,000,000		Darden Restaurants Inc	3.850%	05/01/27	938,059
2,245,000		Lear Corp	3.800%	09/15/27	2,053,062
1,000,000		General Motors Co	4.200%	10/01/27	917,557
1,000,000		AutoNation Inc	3.800%	11/15/27	886,953
2,000,000		Hasbro Inc	3.900%	11/19/29	1,751,458
2,000,000		Advance Auto Parts Inc	3.900%	04/15/30	1,719,627
1,000,000		Mohawk Industries Inc	3.625%	05/15/30	833,089
2,000,000		Block Financial LLC	3.875%	08/15/30	1,710,057
1,000,000		Kohl's Corp (a)	3.375%	05/01/31	619,275
1,750,000		Ford Motor Credit Co LLC	3.625%	06/17/31	1,302,665
1,000,000		Starbucks Corp	3.000%	02/14/32	828,372
500,000		Tapestry Inc	3.050%	03/15/32	373,609
500,000		Ford Motor Co.	6.100%	08/19/32	441,650
500,000		Kohl's Corp	6.875%	12/15/37	367,420
1,000,000		General Motors Co	5.150%	04/01/38	806,900
1,000,000		Ford Motor Co	4.750%	01/15/43	664,849
1,100,000		Whirlpool Corp	5.150%	03/01/43	954,780
750,000		Hasbro Inc	5.100%	05/15/44	613,742
1,073,000		Kohl's Corp	5.550%	07/17/45	644,002
					23,033,841
		CONSUMER STAPLES 1.3%
2,500,000		Land O' Lakes Inc (b)(c)	7.250%	07/14/27	2,340,425
1,949,000		Land O' Lakes Capital Trust I (b)	7.450%	03/15/28	1,970,809
2,500,000		Land O' Lakes Inc (b)(c)	7.000%	12/18/28	2,324,700
250,000		Smithfield Foods Inc (b)	3.000%	10/15/30	193,276
1,000,000		Walgreens Boots Alliance Inc	4.500%	11/18/34	861,265
1,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	903,703
1,000,000		Walgreens Boots Alliance Inc	4.800%	11/18/44	802,510
1,000,000		Molson Coors Brewing Co	4.200%	07/15/46	744,112
					10,140,800
		CONSUMER, NON-CYCLICAL 0.1%
1,000,000		Wildlife Conservation Society	3.414%	08/01/50	715,474
					715,474
		ENERGY 0.5%
1,500,000		Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,492,366
1,000,000		Boardwalk Pipelines LP	4.950%	12/15/24	990,814
1,200,000		Kinder Morgan Inc	5.300%	12/01/34	1,085,554
500,000		Murphy Oil Corp (a)	6.375%	12/01/42	398,753
					3,967,487
		FINANCIALS 11.1%
2,000,000		OneBeacon US Holdings Inc	4.600%	11/09/22	2,000,312
1,000,000		Standard Chartered PLC (b)(d)	3.950%	01/11/23	995,988
500,000		First American Financial Corp	4.300%	02/01/23	498,280
374,000		Assurant Inc	4.200%	09/27/23	372,126
500,000		CNA Financial Corp	7.250%	11/15/23	512,514
500,000		Pacific Life Insurance Co (b)	7.900%	12/30/23	515,702
1,000,000		HSBC Holdings PLC (d)	4.250%	03/14/24	979,760
540,000		Wintrust Financial Corp	5.000%	06/13/24	527,547
824,000		Assured Guaranty US Holdings Inc	5.000%	07/01/24	825,433
3,088,000		Legg Mason Inc	3.950%	07/15/24	3,035,138
1,500,000		Symetra Financial Corp	4.250%	07/15/24	1,467,995
1,000,000		Citigroup Inc	4.000%	08/05/24	979,020
3,000,000		Synchrony Financial	4.250%	08/15/24	2,928,470
2,000,000		Old Republic International Corp	4.875%	10/01/24	1,998,790
1,627,000		Associated Banc-Corp	4.250%	01/15/25	1,583,796
4,000,000		Kemper Corp	4.350%	02/15/25	3,901,424
1,050,000		TCF National Bank	4.600%	02/27/25	1,024,250
1,000,000		BBVA USA	3.875%	04/10/25	969,526
250,000		Liberty Mutual Insurance Co (b)	8.500%	05/15/25	261,409
1,000,000		Prudential Insurance Co of America/The (b)	8.300%	07/01/25	1,069,073
1,000,000		Synchrony Financial	4.500%	07/23/25	954,854
2,000,000		Janus Capital Group Inc	4.875%	08/01/25	1,956,760
2,000,000		HSBC Holdings PLC (d)	4.250%	08/18/25	1,900,847
20,000		Wells Fargo & Co (c)	4.700%	12/15/25	370,600
1,520,000		Legg Mason Inc	4.750%	03/15/26	1,497,541
2,000,000		Hanover Insurance Group Inc/The	4.500%	04/15/26	1,930,157
3,000,000		JPMorgan Chase & Co (c)	3.650% (5 Year CMT Rate + 2.850%)	06/01/26	2,436,780
1,000,000		Wells Fargo & Co	4.100%	06/03/26	952,831
3,290,000		Old Republic International Corp	3.875%	08/26/26	3,114,318
500,000		Morgan Stanley	4.350%	09/08/26	477,057
4,000,000		PNC Financial Services Group Inc/The (c)	3.400% (5 Year CMT Rate + 2.595%)	09/15/26	2,989,813
2,500,000		M&T Bank Corp (c)	5.125% (3 Month LIBOR USD + 3.520%)	11/01/26	2,211,015
1,000,000		Citigroup Inc	4.300%	11/20/26	948,071
1,000,000		JPMorgan Chase & Co	4.125%	12/15/26	940,446
2,000,000		Bank of New York Mellon Corp/The (c)	3.750% (5 Year CMT Rate + 2.630%)	12/20/26	1,550,000
4,000,000		Mercury General Corp	4.400%	03/15/27	3,736,892
450,000		Athene Holding Ltd (d)	4.125%	01/12/28	405,420
500,000		Citigroup Inc	3.070% (SOFR + 1.280%)	02/24/28	445,858
250,000		Provident Cos Inc	7.250%	03/15/28	255,401
2,000,000		E*TRADE Financial Corp	4.500%	06/20/28	1,906,171
500,000		Farmers Exchange Capital (b)	7.050%	07/15/28	515,440
1,000,000		Lazard Group LLC	4.375%	03/11/29	918,899
2,500,000		Wintrust Financial Corp	4.850%	06/06/29	2,309,502
2,300,000		Assurant Inc	3.700%	02/22/30	1,931,770
4,000,000		Capital One Financial Corp.	5.247% (SOFR + 2.600%)	07/26/30	3,730,708
500,000		Park National Corp	4.500% (TSFR3M + 4.390%)	09/01/30	473,659
500,000		Goldman Sachs Group Inc/The	4.250%	11/15/30	448,753
500,000		Goldman Sachs Group Inc/The	4.000%	02/15/31	441,904
1,000,000		SVB Financial Group (c)	4.100% (10 Year CMT Rate + 3.064%)	02/15/31	686,229
2,000,000		Synchrony Financial	2.875%	10/28/31	1,423,335
1,000,000		Blackstone Holdings Finance Co LLC (b)	2.550%	03/30/32	777,215
2,000,000		Goldman Sachs Group Inc/The	2.650% (SOFR + 1.264%)	10/21/32	1,533,969
500,000		Goldman Sachs Group Inc/The	4.300%	12/15/32	441,285
1,700,000		Morgan Stanley	2.943% (SOFR + 1.290%)	01/21/33	1,343,946
500,000		American Express Co	4.989% (SOFR + 2.255%)	05/26/33	465,002
1,000,000		Bank of America Corp.	5.015% (SOFR + 2.160%)	07/22/33	930,451
538,000		Bank of America Corp	4.000%	08/15/34	461,481
3,000,000		Fulton Financial Corp	3.750% (TSFR3M + 2.700%)	03/15/35	2,440,120
2,150,000		Bank of Montreal (d)	3.088% (5 Year CMT Rate + 1.400%)	01/10/37	1,605,871
500,000		Swiss Re Treasury US Corp (b)	4.250%	12/06/42	425,214
500,000		Principal Financial Group Inc	4.350%	05/15/43	417,275
6,000,000		Charles Schwab Corp	4.000% (10 Year CMT Rate + 3.079%)	03/01/31	4,414,844
					85,564,257
		HEALTH CARE 0.8%
500,000		Wyeth LLC	6.450%	02/01/24	511,009
2,000,000		AbbVie Inc	3.800%	03/15/25	1,939,074
43,000		Bristol-Myers Squibb Co	3.875%	08/15/25	41,760
1,000,000		Cigna Corp	4.500%	02/25/26	977,500
700,000		Zimmer Biomet Holdings Inc	4.250%	08/15/35	595,859
1,400,000		CVS Health Corp	4.780%	03/25/38	1,230,258
1,000,000		UnitedHealth Group Inc	3.500%	08/15/39	788,971
					6,084,431
		INDUSTRIALS 2.8%
1,000,000		GATX Corp	3.900%	03/30/23	989,821
1,500,000		Hillenbrand Inc	5.000%	09/15/26	1,400,792
500,000		Toro Co/The	7.800%	06/15/27	529,100
2,000,000		Kennametal Inc	4.625%	06/15/28	1,862,206
3,000,000		Steelcase Inc	5.125%	01/18/29	2,575,380
1,000,000		Oshkosh Corp	3.100%	03/01/30	808,816
2,000,000		GATX Corp	4.000%	06/30/30	1,736,688
1,000,000		Flowserve Corp	3.500%	10/01/30	825,658
3,000,000		Hillenbrand Inc	3.750%	03/01/31	2,323,635
4,000,000		United Rentals North America Inc	3.750%	01/15/32	3,141,420
2,000,000		Eaton Corp	4.000%	11/02/32	1,787,605
1,000,000		GATX Corp.	4.900%	03/15/33	900,350
1,000,000		Alcoa Inc	5.950%	02/01/37	908,480
1,400,000		Leidos Holdings Inc	5.950%	12/01/40	1,248,030
1,000,000		FedEx Corp	4.100%	04/15/43	754,085
					21,792,066
		INFORMATION TECHNOLOGY 4.8%
696,000		Dell International LLC / EMC Corp.	5.450%	06/15/23	697,832
1,031,000		Arrow Electronics Inc	4.000%	04/01/25	992,936
2,000,000		Hewlett Packard Enterprise Co	4.900%	10/15/25	1,984,816
1,500,000		Dell International LLC / EMC Corp.	6.020%	06/15/26	1,508,062
2,500,000		Motorola Solutions Inc	4.600%	02/23/28	2,359,637
1,500,000		Trimble Inc	4.900%	06/15/28	1,430,016
1,000,000		Fiserv Inc	4.200%	10/01/28	926,755
3,000,000		Entegris Escrow Corp (b)	4.750%	04/15/29	2,649,210
1,000,000		Juniper Networks Inc	3.750%	08/15/29	871,128
1,000,000		Dell International LLC / EMC Corp.	5.300%	10/01/29	932,578
2,000,000		Avnet Inc	3.000%	05/15/31	1,509,833
1,000,000		HP Inc	2.650%	06/17/31	734,952
1,000,000		Autodesk Inc	2.400%	12/15/31	779,126
1,000,000		Magallanes Inc (b)	4.279%	03/15/32	823,811
1,000,000		Avnet Inc	5.500%	06/01/32	909,176
2,000,000		Broadcom Inc	4.300%	11/15/32	1,682,424
3,000,000		Intel Corp	4.000%	12/15/32	2,688,336
2,000,000		HP Inc	5.500%	01/15/33	1,776,673
2,850,000		Leidos Inc	5.500%	07/01/33	2,552,674
1,000,000		Broadcom Inc (b)	3.469%	04/15/34	751,674
1,500,000		Western Union Co/The	6.200%	11/17/36	1,430,909
1,500,000		Broadcom Inc (b)	4.926%	05/15/37	1,238,947
3,000,000		Oracle Corp	3.600%	04/01/40	2,041,833
1,000,000		Dell, Inc.	5.400%	09/10/40	856,480
1,000,000		Analog Devices Inc	2.800%	10/01/41	709,500
570,000		Discovery Communications LLC	4.950%	05/15/42	417,011
2,000,000		Motorola Solutions Inc	5.500%	09/01/44	1,705,603
					36,961,932
		MATERIALS 2.5%
750,000		RPM International Inc	3.450%	11/15/22	749,073
756,000		Eastman Chemical Co	3.800%	03/15/25	728,313
865,000		Union Carbide Corp	7.500%	06/01/25	910,510
2,000,000		DowDuPont Inc	4.493%	11/15/25	1,966,602
200,000		Worthington Industries Inc	4.550%	04/15/26	194,501
1,500,000		Cabot Corp	3.400%	09/15/26	1,385,334
782,000		HB Fuller Co	4.000%	02/15/27	724,144
3,200,000		HB Fuller Co	4.250%	10/15/28	2,699,024
4,000,000		Cabot Corp	4.000%	07/01/29	3,490,671
1,175,000		Albemarle Wodgina Pty Ltd (d)	3.450%	11/15/29	1,003,571
3,000,000		Freeport McMoRan Inc	4.250%	03/01/30	2,579,593
1,250,000		Dow Chemical Co/The	4.250%	10/01/34	1,060,432
1,000,000		Newmont Mining Corp	4.875%	03/15/42	865,103
325,000		Albemarle Corp	5.450%	12/01/44	283,494
250,000		Steel Dynamics Inc	3.250%	10/15/50	153,178
					18,793,543
		REAL ESTATE 0.1%
350,000		CBRE Services Inc	4.875%	03/01/26	345,816
					345,816
		UTILITIES 0.9%
75,000		National Fuel Gas Co	3.750%	03/01/23	74,612
250,000		Jersey Central Power & Light Co (b)	4.300%	01/15/26	240,298
2,000,000		National Fuel Gas Co	3.950%	09/15/27	1,777,587
416,000		Toledo Edison Co (b)	2.650%	05/01/28	360,697
1,000,000		National Fuel Gas Co	4.750%	09/01/28	923,693
2,000,000		Alliant Energy Finance LLC (b)	3.600%	03/01/32	1,710,343
1,165,000		Duke Energy Progress LLC	5.700%	04/01/35	1,153,832
1,021,000		Northern Natural Gas Co (b)	4.100%	09/15/42	754,860
					6,995,922

		TOTAL CORPORATE BONDS			221,338,891

		US GOVERNMENT NOTES/BONDS 2.2%
1,000,000		United States Treasury Note/Bond	0.875%	01/31/24	955,683
1,000,000		United States Treasury Note/Bond	0.250%	03/15/24	943,359
3,000,000		United States Treasury Note/Bond	0.750%	03/31/26	2,664,961
1,000,000		United States Treasury Note/Bond	0.750%	04/30/26	886,133
1,000,000		United States Treasury Note/Bond	1.125%	10/31/26	887,305
1,000,000		United States Treasury Note/Bond	1.250%	06/30/28	857,695
1,000,000		United States Treasury Note/Bond	1.000%	07/31/28	843,008
7,000,000		United States Treasury Note/Bond	2.625%	02/15/29	6,454,492
1,000,000		United States Treasury Note/Bond	3.250%	05/15/42	887,969
2,000,000		United States Treasury Note/Bond	3.000%	02/15/49	1,709,297
					17,089,902
		ASSET BACKED SECURITIES 1.7%
237,106		American Airlines 2014-1 Class B Pass Through Trust	4.375%	04/01/24	239,478
1,000,000		United Airlines 2015-1 Class A Pass Through Trust	3.700%	06/01/24	993,719
295,646		US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	294,236
797,638		Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	782,730
496,198		American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	473,938
173,542		US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	174,408
1,916,598		American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	1,796,838
626,327		Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	594,869
1,474,280		Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,227,316
1,071,871		Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,022,634
623,755		American Airlines 2017-1 Class B Pass Through Trust	4.950%	08/15/26	563,754
633,263		United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	595,456
602,274		American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	529,523
476,255		US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	421,892
526,903		United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	483,116
422,515		United Airlines 2014-2 Class A Pass Through Trust	3.750%	03/03/28	384,519
1,167,568		American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	999,857
302,746		American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	253,784
433,253		American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	342,760
132,882		American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	117,624
85,814		Spirit Airlines Pass Through Trust 2015-1A	4.100%	10/01/29	74,367
742,468		British Airways 2018-1 Class A Pass Through Trust (b)(d)	4.125%	03/20/33	629,328
					12,996,146
		MUNICIPAL BONDS 1.3%
500,000		BAC Capital Trust XIV (c)	4.000% (3 Month LIBOR USD + 0.400%)	12/01/22	366,856
650,000		Glendale Community College District/CA	2.113%	08/01/31	521,103
500,000		Socorro Independent School District	2.125%	08/15/31	408,309
920,000		Pierre School District No 32-2	2.040%	08/01/33	712,592
500,000		Redondo Beach Unified School District	2.040%	08/01/34	370,525
500,000		DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	394,338
1,000,000		Crowley Independent School District	3.010%	08/01/38	793,913
500,000		Idaho Bond Bank Authority	2.354%	09/15/38	362,566
850,000		Worthington Independent School District No 518	3.300%	02/01/39	687,288
610,000		Rockwall Independent School District	3.091%	02/15/39	463,876
945,000		City of Minnetonka MN	3.050%	02/01/40	724,071
885,000		Massachusetts Development Finance Agency	2.550%	05/01/40	611,681
750,000		Woodbury County Law Enforcement Center Authority	3.090%	06/01/40	561,285
505,000		Village of Ashwaubenon WI	2.970%	06/01/40	375,222
300,000		Desert Community College District	2.457%	08/01/40	207,228
800,000		Utah Transit Authority	3.443%	12/15/42	611,620
1,000,000		Borough of Naugatuck CT	3.090%	09/15/46	669,185
1,000,000		Michigan State University	4.496%	08/15/48	917,331
					9,758,989
		TOTAL FIXED INCOME SECURITIES			$ 261,183,928
		(cost $301,004,255)

Shares		COMMON STOCKS 64.2%
		COMMUNICATION SERVICES 4.6%
313,000		Alphabet Inc(e)			30,094,950
53,000		Walt Disney Co/The(e)			4,999,490
					35,094,440
		CONSUMER DISCRETIONARY 2.3%
42,000		Home Depot Inc/The			11,589,480
43,000		Target Corp			6,380,770
					17,970,250
		CONSUMER STAPLES 4.3%
45,000		Hershey Co/The			9,921,150
362,000		Hormel Foods Corp			16,449,280
94,000		Sysco Corp			6,646,740
					33,017,170
		FINANCIALS 7.8%
44,000		American Express Co			5,936,040
125,000		JPMorgan Chase & Co			13,062,500
86,000		Northern Trust Corp			7,358,160
78,000		Principal Financial Group Inc			5,627,700
436,000		US Bancorp/MN			17,579,520
263,000		Wells Fargo & Co			10,577,860
					60,141,780
		HEALTH CARE 15.1%
179,000		Abbott Laboratories			17,320,040
62,000		Baxter International Inc			3,339,320
19,000		Bio-Techne Corp			5,396,000
125,000		Elanco Animal Health Inc(e)			1,551,250
61,000		Eli Lilly & Co			19,724,350
86,000		Johnson & Johnson			14,048,960
170,000		Medtronic PLC (f)			13,727,500
4,895		Neogen Corp.(e)			68,383
103,000		Pfizer Inc			4,507,280
352,000		Roche Holding AG (g)			14,298,240
44,000		UnitedHealth Group Inc			22,221,760
					116,203,083
		INDUSTRIALS 10.7%
30,277		3M Co			3,345,609
65,000		CH Robinson Worldwide Inc			6,260,150
157,000		Donaldson Co Inc			7,694,570
140,000		Fastenal Co			6,445,600
247,000		Graco Inc			14,807,650
19,000		Honeywell International Inc			3,172,430
140,000		nVent Electric PLC (f)			4,425,400
19,000		Rockwell Automation Inc			4,087,090
101,000		Tennant Co			5,712,560
227,000		Toro Co/The			19,630,960
40,000		United Parcel Service Inc, Class B			6,461,600
					82,043,619
		INFORMATION TECHNOLOGY 14.2%
22,000		Automatic Data Processing Inc			4,976,180
27,000		Entegris Inc			2,241,540
145,000		Fiserv Inc(e)			13,567,650
40,000		Littelfuse Inc			7,947,600
125,000		Microsoft Corp			29,112,500
54,000		Motorola Solutions Inc			12,094,380
118,000		QUALCOMM Inc			13,331,640
50,000		salesforce.com Inc(e)			7,192,000
54,000		Texas Instruments Inc			8,358,120
58,000		Visa Inc			10,303,700
					109,125,310
		MATERIALS 4.3%
90,000		Ecolab Inc			12,997,800
160,000		HB Fuller Co			9,616,000
49,000		Sherwin-Williams Co/The			10,032,750
					32,646,550
		UTILITIES 0.9%
104,000		Xcel Energy Inc			6,656,000

		TOTAL COMMON STOCKS			$492,898,202
		(cost $291,103,256)

		SHORT-TERM INVESTMENTS 1.5%
11,297,432		First American Government Obligations Fund, Class X, 2.770% (h)			$11,297,432
		(cost $11,297,432)

		TOTAL INVESTMENTS 99.7%			$765,379,562
		(cost $603,404,943)

		OTHER ASSETS AND LIABILITIES (NET) 0.3%			2,634,032

		TOTAL NET ASSETS 100.0%			$768,013,594

	(a)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future dates(s). The rate disclosed represents the coupon rate in effect as of September 30, 2022.
	(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Funds's Board of Trustees.  As of September 30, 2022, these securities represented $20,548,419 or 2.7% of total net assets.

	(c)	Perpetual maturity, date shown, if applicable, represents next contractual call date.
	(d)	Foreign security denominated in U.S. dollars. As of September 30, 2022, these securities represented $39,971,925 or 5.2% of total net assets.
	(e)	Non-income producing.
	(f)
Issuer headquartered overseas but considered domestic. The Adviser defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues; and/or 3) where it earns the majority of its profits.

	(g)	American Depositary Receipt
	(h)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820     requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

 Level 1 – Quoted prices in active markets for identical securities.
 Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,225,215,103	$504,566,234	$318,874,918	$63,271
Level 2**	-	260,813,328	-	16,334,850
Level 3	-	-	-	-
Total	$4,225,215,103	$765,379,562	$318,874,918	$16,398,121

* All Level 1 investments are equity securities (common stocks and preferred stocks and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major section classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended September 30, 2022.
The Fund did not invest in any financial derivative instruments during the period ended September 30, 2022.